Average Annual Total Returns - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund	Oct. 30, 2023
Fidelity Balanced K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.83%)
Since Inception	8.17%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.18%	[1]
F0408
Average Annual Return:
Past 1 year	(15.79%)
Since Inception	5.81%	[1]

[1]	AFrom June 14, 2019.